Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jul. 27, 2023 JPY (¥)	Jul. 27, 2023 USD ($)	Apr. 30, 2024 JPY (¥) ¥ / shares	Apr. 30, 2024 USD ($) $ / shares	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 26, 2024 JPY (¥)	Apr. 30, 2023 USD ($)	May 01, 2022 JPY (¥)	May 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange rate | (per share)			¥ 157.54	$ 1
Federal deposit insurance corporation (in Dollars) | $							$ 250,000
Maturities of Time Deposits, Description			The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and the maturity is set on July 31, 2024.	The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and the maturity is set on July 31, 2024.
Time deposit (in Yen)								¥ 100,000,000
Interest rate percentage								0.025%
Accounts receivable, net (in Yen)										¥ 72,259,707
Allowance for doubtful accounts for accounts receivable (in Dollars)
Gross proceeds	¥ 781,200,000	$ 4,958,738
Accumulated deferred			114,170,860		212,160,121		724,709		1,346,705
Contract assets			40,359,303				256,184
Contract liabilities					1,397,470
Contract liabilities revenue (in Yen)			1,397,470
Advertising expenses			18,026,395	$ 114,424	25,599,131	¥ 230,000
Deferred costs					¥ 212,160,121
Percentage of accounts receivable			98.60%	98.60%	97.70%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit			50.00%	50.00%
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred costs			¥ 469,397,355		¥ 177,886,393
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred costs | $							$ 2,979,544
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage					15.20%
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			33.30%	33.30%
One Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			50.70%	50.70%	73.80%	29.30%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			14.90%	14.90%	15.00%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			44.00%	44.00%	23.30%	25.60%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage					10.60%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage						14.90%
Related Party Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s securities holding percentage			10.00%				10.00%
One Major Client [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			42.60%	42.60%	42.90%	47.40%
Two Major Clients [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			27.20%	27.20%	24.10%	25.90%
Client Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			21.50%	21.50%	10.50%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deferred					¥ 326,330,981				$ 2,071,414